Equity (Details) - Schedule of Summary of Activity - Stock Options [Member]			6 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Schedule of Summary of Activity [Line Items]
Stock options Outstanding, balance ending	2,727,150	2,394,150	2,727,150	2,679,058
Weighted-Average Exercise Price, balance ending	$ 6.89	$ 7.18	$ 6.89	$ 6.97
Weighted- Average Life (years), balance ending	8 years 5 months 8 days	9 years 1 month 9 days
Stock options Outstanding, Grants				312,500
Weighted-Average Exercise Price, Grants				$ 5.06
Weighted-Average Life (years), Grants				10 years
Stock options Outstanding, Exercised
Weighted-Average Exercise Price, Exercised
Weighted-Average Life (years), Exercised
Stock options Outstanding, Forfeited/Cancelled				(27,592)
Weighted-Average Exercise Price, Forfeited/Cancelled				$ 6.88
Weighted-Average Life (years), Forfeited/Cancelled
Stock options Outstanding, Expiry
Weighted-Average Exercise Price, Expiry
Weighted-Average Life (years), Expiry
Weighted-Average Life (years), balance ending			7 years 10 months 20 days	8 years 9 months 18 days
Stock options Outstanding, Exercisable			1,958,775	1,567,950
Weighted-Average Exercise Price, Exercisable			$ 6.48	$ 5.95
Weighted-Average Life (years), Exercisable			7 years 6 months 25 days	8 years 4 months 24 days
Stock options Outstanding, Expected to Vest			768,375
Weighted-Average Exercise Price, Expected to Vest			$ 7.76
Weighted-Average Life (years), Expected to Vest			2 years 2 months 19 days